Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Schedule of financial statements

The following is a summary of income (loss) from discontinued operations for the three and nine months ended September 30, 2018 and 2017:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2017	2018	2017

Revenues:	$—	$—	$—	$3,539
Cost of revenues	—	—	—	100
Gross profit	—	—	—	3,439
Operating expenses:
Engineering and product development	—	—	—	143
Selling and marketing	—	—	—	620
General and administrative	—	—	—	2,342
Other expense (income), net	—	183		(2,467)
Loss on disposal of assets	—	594	—	4,845
Loss from discontinued operations before interest and other financing expense, net	—	(777)	—	(5,483)
Interest and other financing expense, net	—	—	—	(77)
Loss from discontinued operations before income taxes	—	(777)	—	(2,121)
Income tax expenses allocated to discontinued operations	—	(20)	—	(114)
Loss from discontinued operations	—	(797)	—	(2,235)
Gain from disposal of discontinued operations, net of taxes	66	—	286	—
Net gain (loss) from discontinued operations	$66	$(797)	$286	$(2,235)

The following is a summary of assets and liabilities held for sale in the consolidated balance sheet as of December 31, 2016, which has been retrospectively adjusted to reflect the assets and liabilities of the skin health business as discontinued operations:

December 31, 2016
ASSETS
Current assets:
Cash and cash equivalents	$—
Restricted cash deposits	342
Accounts receivable, net of allowance for doubtful accounts of $1,192	4,125
Prepaid expenses and other current assets	2,652
Assets held for sale (Note 4)	8,362
Total current assets	15,481

Non-current assets:
Property and equipment, net (Note 7)	77
Other assets, net	7
Total non-current assets	84
Total assets	$15,565

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Other accrued liabilities	2,068
Deferred revenues	1,141
Total current liabilities	$3,209

Total net assets of discontinued operation	$12,356

The following is a summary of loss from discontinued operations for the year ended December 31, 2017 and 2016:

	For the Year Ended December 31,
	2017	2016

Revenues:	$3,880	$38,397

Cost of revenues	100	8,086

Gross profit	3,780	30,311

Operating expenses:
Engineering and product development	143	1,249
Selling and marketing	620	21,729

General and administrative	2,342	13,233
Impairment loss	—	3,518
Other income, net	(1,504)	—
Loss on sale of assets	4,652	2,574
	6,253	42,303
Loss before interest and other financing expense, net	(2,473)	(11,992)

Interest and other financing expense, net	—	(385)
Loss before income taxes	(2,473)	(12,377)

Income tax expense (benefit)	(14)	762

Loss from discontinuing operations	(2,459)	(13,139)

Loss from discontinued operations, net of taxes	—	(125)

Loss	$(2,459)	$(13,264)